Mine restoration provisions - Schedule of Mine Restoration Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Change in obligation	$ 2,088	$ 2,297
Mine restoration provisions
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	107,657	101,113
Reclamation spending	(2,088)	(2,297)
Accretion expense	4,305	4,011
Change in obligation	37,837	(281)
Liabilities acquired	0	5,111
Balance, end of year	147,711	107,657
Less: current portion	(7,170)	(3,050)
Mine restoration provisions, noncurrent	$ 140,541	$ 104,607